Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Schedule of trade and other receivables, net

	2024	2023
	US$(000)	US$(000)
Trade receivables (b)
Domestic clients	161,743	157,296
Foreign clients	55,693	46,051
Related entities, note 32(b)	669	421
	218,105	203,768
Allowance for expected credit losses (h)	(24,567)	(22,276)
	193,538	181,492
Other receivables
Tax claims (c)	535,860	546,385
Value added tax credit	61,452	66,515
Other accounts receivables to third parties	26,284	27,585
Restricted bank accounts (d)	9,902	1,058
Refund of value added tax applications (e)	8,963	2,591
Accounts receivable from Howden Hodco Perú (i), note 29(a)	7,480	12,564

Interest receivable	3,525	2,634
Bank accounts in trust (f)	2,839	3,075
Advances to suppliers	2,704	6,810
Related entities, note 32(b)	2,285	2,486
Due from for sales of assets (g)	100	2,744
Other	2,374	1,401
	663,768	675,848
Allowance for expected credit losses (h)	(2,757)	(4,141)
	661,011	671,707
Total trade and other receivables	854,549	853,199

Classification by maturity:
Current portion	256,602	240,319
Non-current portion	597,947	612,880
Total trade and other receivables	854,549	853,199

Classification by nature:
Financial receivables	245,435	237,708
Non-financial receivables	609,114	615,491
Total trade and other receivables	854,549	853,199

Classification by measurement:
Trade receivables (not subject to provisional pricing)	83,466	55,906
Trade receivables (subject to provisional pricing)	110,072	125,586
Other accounts receivables	661,011	671,707
Total trade and other receivables	854,549	853,199

See related accounting policies in Note 2.4 (b).

(b)

Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired (except for those included in the Group’s allowance for expected credit losses, see (h)) do not yield interest and have no specific guarantees.

(c)

Corresponds to forced payments of tax debts that are in litigation and that, in the opinion of management and its legal advisors, a favorable result should be obtained in the judicial and administrative processes that have been initiated, see note 31(d):

	Payment	2024	2023
Detail	Date	US$(000)	US$(000)

Buenaventura (c.1) -
Payment of tax debt for fiscal year 2007 - 2008	July 2021	420,361	426,374
Payment of tax debt for fiscal year 2010	July 2021	94,915	96,273
Payment of tax debt for fiscal year 2009	July 2021	51,463	52,199
SUNAT seizure for payment on account from January to December 2009; January and February 2010	December 2019	32,002	32,459
Payment of part of the tax liability debt for fiscal year 2007	November - December 2020	19,176	19,451
SUNAT seizure for payment on account on Income Tax 2007-2008-2009	January 2021	5,101	5,174
Payment in claim to SUNAT for the year 2018	August 2023	2,844	3,306
Payment of tax debt for fiscal year 2017	December 2022	2,456	2,490
Payment of the tax liability debt imputed by SUNAT in the IGV inspection process January-December 2014 to benefit from the gradual nature of the fine	November 2020	1,262	1,280
Payment of part of the tax liability debt for fiscal year 2010	December 2020	479	486
Other minors		2,688	2,832

Payment in claim to the Tax Administration		632,747	642,324

El Brocal -
Payment under protest of the tax liability for fiscal year 2017	October 2023	5,993	6,079
Forced payment of part of the tax debt for fiscal year 2014.	January 2021	834	1,314
Payment of the fine for the benefit of reducing the fine for fiscal year 2015.	January 2020	190	269
		7,017	7,662
Río Seco -
Forced payment of part of the VAT liability for 2012.	July to September 2019	3,229	3,232
Forced payment of part of the tax debt for fiscal year 2020.	November 2022	613	620
Payment in force as part of the tax liability of year 2020	February 2020	77	4
		3,919	3,856
Huanza -
Payment under protest of the tax liability for fiscal year 2014	December 2022	1,621	1,644

La Zanja -
SUNAT seizure for income tax for fiscal year 2016	October 2022	2,384	2,418
Forced payment of part of the tax debt for fiscal year 2013-2015.	April 2021	814	826
Forced payment of part of the tax debt for fiscal year 2019	December 2023	484	494
		3,682	3,738
Chaupiloma -
SUNAT seizure for income tax for fiscal year 2011	September 2021	—	339
		—	339

Conenhua -
Payment under protest of the tax liability of the fiscal year 2017	September 2021	14	—
		14	—

		649,000	659,563

Schedule of allowance for doubtful accounts

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Beginning balance	26,417	26,382	30,897

Provision for other receivables, note 28(a)	—	—	253
Provision of the year	—	—	253
Foreign exchange difference	907	35	(59)
Write off	—	—	(4,709)
Final balance	27,324	26,417	26,382

Trade receivables	24,567	22,276	22,276
Other receivables	2,757	4,141	4,106

	27,324	26,417	26,382

Schedule of restricted bank accounts for payments of financial obligation explanatory

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Beginning balance	1,058	1,092	359
Increase	8,877	—	733
Decrease	(33)	(34)	—
Ending balance	9,902	1,058	1,092

(e)	Corresponds mainly to current year refunds applications that are pending as of December 31 of each period.
(f)	Corresponds to withholding deposits maintained at Banco de la Nación and, in accordance with the tax law of Peru, can only be used to pay tax debts that the Group has with the Tax Administration.
(g)	As of December 31, 2023, the balance includes an account receivable related to the sale of mining concessions of the subsidiary Chaupiloma to Yanacocha for US$1.9 million.

Likewise, during 2022, the Group recorded a loss of US$2 million, which is presented under the item “Others, net,” see note 28, related to the sale of the Mallay mining unit (original amount of US$7.3 million), which was transferred and collected from a third party in May 2022 for US$6 million.

Schedule of Tax claims of previous years

		Tax claim liability,	Tax claims as
	Disbursements	note 31(d)	31.12.2023
Years	US$(000)	US$(000)	US$(000)

2007	180,484	—	180,484
2008	259,053	—	259,053
2009	85,053	(34,801)	50,252
2010	98,907	(77,022)	21,885
2017	2,456	—	2,456
2018	2,844	—	2,844
Buenaventura’s forced payments claimed	628,797	(111,823)	516,974
Other Buenaventura’s claims	3,950	—	3,950
Other Buenaventura’s subsidiaries forced payments claimed	16,253	(1,317)	14,936
Total	649,000	(113,140)	535,860